Other income (Tables)	12 Months Ended
Dec. 31, 2021
Other income.
Schedule of other income

	2021	2020	2019
	$’000	$'000	$'000

Insurance claims	6,861	14,987	3,607
Other income	11,648	1,425	3,429
	18,509	16,412	7,036